Artisan Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended	155 Months Ended	161 Months Ended	225 Months Ended	285 Months Ended	294 Months Ended	330 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				8.83%			10.44%	7.67%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				13.08%			13.64%	10.47%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				12.72%		13.90%	13.34%	10.27%	9.25%	7.97%	9.13%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		12.11%	11.57%		10.05%			8.33%
Performance Inception Date	Mar. 27, 2006
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.28%	9.14%		7.90%			6.82%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.55%	8.81%		7.67%			6.55%
Investor | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%		8.49%
Investor | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%		12.87%
Investor | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%		12.55%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		12.31%	11.76%	10.21%
Performance Inception Date	Apr. 01, 2015
Advisor | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%
Advisor | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%
Advisor | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		12.30%	11.80%		10.28%		10.51%
Performance Inception Date	Jul. 26, 2011
Institutional | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%		8.49%
Institutional | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%		12.87%
Institutional | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%		12.55%